Consolidated Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
February 28, 2026
XS7-NPRT1-0426
1.968012.112
Common Stocks - 94.9%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics NV (f)	248,962	3,988,372
AgomAb Therapeutics NV ADR (b)	129,200	2,069,784
UCB SA	80,600	24,028,285

TOTAL BELGIUM		30,086,441
CANADA - 0.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	327,315	4,031,298
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	186,500	22,081,600
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	17,300	4,802,999
IT Services - 0.1%
Shopify Inc Class A (c)	200,190	24,167,213
Software - 0.0%
Taalas Inc warrants (c)(d)(e)	451,752	546,620
TOTAL INFORMATION TECHNOLOGY		29,516,832
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	112,700	28,355,320
Barrick Mining Corp	607,200	30,808,484
Franco-Nevada Corp (United States) (b)	44,600	12,515,206
Kinross Gold Corp (United States)	184,200	6,813,558
Novagold Resources Inc (United States) (c)	943,100	12,562,092
TOTAL MATERIALS		91,054,660
TOTAL CANADA		146,684,390
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	142,300	20,506,853
Hotels, Restaurants & Leisure - 0.2%
Atour Lifestyle Holdings Ltd ADR	424,500	16,670,115
Luckin Coffee Inc ADR (c)	435,100	15,219,798
		31,889,913
TOTAL CONSUMER DISCRETIONARY		52,396,766
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	570,188	918,003
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (c)	89,500	1,720,190
TOTAL CHINA		55,034,959
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	9,489	2,215,682
Galecto Inc (c)	434,739	12,859,580
Zealand Pharma A/S (c)	198,600	11,425,561

TOTAL DENMARK		26,500,823
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj ADR	9,336,900	72,080,868
FRANCE - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Abivax SA ADR (c)	92,200	11,182,016
Health Care Technology - 0.0%
DNA Script SAS (c)(d)(e)	324	4,560
DNA Script SAS (c)(d)(e)	85	1,194
		5,754
TOTAL FRANCE		11,187,770
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)	7,500	312,375
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	148,302	16,347,330
Tubulis GmbH (d)(e)(g)	1,916	687,741
TOTAL HEALTH CARE		17,035,071
TOTAL GERMANY		17,347,446
INDIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Meesho (f)	7,665,159	13,473,843
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	2,843,600	7,695,032
MakeMyTrip Ltd (b)(c)	132,650	7,490,746
		15,185,778
Specialty Retail - 0.0%
Lenskart Solutions Ltd (c)	176,580	1,042,597
TOTAL CONSUMER DISCRETIONARY		29,702,218
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	411,018	6,294,626
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	394,744	12,572,597
Financial Services - 0.0%
Jio Financial Services Ltd	346,159	971,346
TOTAL FINANCIALS		13,543,943
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	646,600	3,078,945
TOTAL INDIA		52,619,732
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (c)	758,905	6,579,706
Pharmaceuticals - 0.0%
GH Research PLC (c)	377,200	5,601,420
TOTAL IRELAND		12,181,126
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	202,171	2,379,553
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (c)(d)	65,668	91,278
TOTAL ISRAEL		2,470,831
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	8,845	596,949
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	14,700	1,314,873
TOTAL ITALY		1,911,822
JAPAN - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (c)	113,600	602,390
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	539,300	17,191,749
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (c)	162,900	5,940,963
Kioxia Holdings Corp (c)	281,100	38,178,407
TOTAL INFORMATION TECHNOLOGY		44,119,370
TOTAL JAPAN		61,913,509
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	49,173	7,392,613
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	249,500	9,094,275
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	158,460	121,526,143
Pharmaceuticals - 0.0%
Pharvaris NV (c)	358,439	10,176,083
TOTAL HEALTH CARE		131,702,226
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	985	1,428,802
TOTAL NETHERLANDS		133,131,028
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Modivo SA (b)(c)	154,900	4,807,638
SWITZERLAND - 0.6%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
On Holding AG Class A (b)(c)	2,032,006	94,447,639
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	121,500	7,307,010
Idorsia Ltd (b)(c)	1,053,314	5,363,497
		12,670,507
Pharmaceuticals - 0.0%
Galderma Group AG	64,680	12,205,764
TOTAL HEALTH CARE		24,876,271
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	1,241	285,616
TOTAL SWITZERLAND		119,609,526
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	38,000	4,910,740
Taiwan Semiconductor Manufacturing Co Ltd ADR	138,668	51,942,259

TOTAL TAIWAN		56,852,999
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Unilever PLC ADR	2,800	206,500
Tobacco - 0.0%
British American Tobacco PLC ADR	94,700	5,932,955
TOTAL CONSUMER STAPLES		6,139,455
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	22,400	1,000,740
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)(e)	3,628	5,090,374
TOTAL FINANCIALS		6,091,114
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	291,070	9,401,561
TOTAL UNITED KINGDOM		21,632,130
UNITED STATES - 91.0%
Communication Services - 12.5%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings Inc (b)	60,700	1,138,732
Comcast Corp Class A	48,100	1,489,176
Lumen Technologies Inc (c)	1,955,000	13,900,050
Verizon Communications Inc	13,400	671,876
		17,199,834
Entertainment - 1.4%
Electronic Arts Inc	2,654	532,313
Netflix Inc (c)	2,436,490	234,487,798
ROBLOX Corp Class A (c)	651,800	44,752,588
Roku Inc Class A (c)	104,476	10,281,483
Spotify Technology SA (c)	21,500	11,071,210
Walt Disney Co/The	6,776	718,527
		301,843,919
Interactive Media & Services - 10.8%
Alphabet Inc Class A	2,934,280	914,791,133
Alphabet Inc Class C	1,955,260	608,926,622
Epic Games Inc (c)(d)(e)	11,800	6,022,838
IAC Inc Class A (c)	5,800	222,256
Meta Platforms Inc Class A	1,169,930	758,325,227
Reddit Inc Class A (c)	77,938	11,364,140
Reddit Inc Class B (c)	46,152	6,729,423
Snap Inc Class A (c)	250,003	1,302,516
		2,307,684,155
Media - 0.0%
Trade Desk Inc (The) Class A (c)	56,300	1,341,066
Versant Media Group Inc Class A	1,924	64,107
		1,405,173
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	209,253	45,426,734
TOTAL COMMUNICATION SERVICES		2,673,559,815
Consumer Discretionary - 10.8%
Automobiles - 1.8%
Neutron Holdings Inc (c)(d)(e)	438,358	40,066
Rad Power Bikes Inc (c)(d)(e)	249,183	2
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	181,375	2
Rivian Automotive Inc Class A (b)(c)	275,119	4,217,574
Tesla Inc (c)	973,905	392,006,502
		396,264,146
Broadline Retail - 5.1%
Amazon.com Inc (c)	4,846,160	1,017,693,600
Ollie's Bargain Outlet Holdings Inc (c)	560,337	60,012,093
		1,077,705,693
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	6,200	626,200
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (c)	53,300	7,201,363
Black Rock Coffee Bar Inc Class A	77,700	1,036,517
Booking Holdings Inc	12,172	51,601,368
Brinker International Inc (c)	189,100	28,024,620
Cava Group Inc (b)(c)	46,750	3,855,473
Chipotle Mexican Grill Inc (c)	471,550	17,551,091
DoorDash Inc Class A (c)	72,800	12,847,016
Dutch Bros Inc Class A (b)(c)	45,900	2,460,699
Expedia Group Inc Class A	4,900	1,056,881
Hyatt Hotels Corp Class A (b)	9,383	1,515,355
Marriott International Inc/MD Class A1	80,650	27,560,525
McDonald's Corp	10,125	3,453,233
Shake Shack Inc Class A (c)	18,836	1,808,444
Starbucks Corp	206,053	20,197,315
Viking Holdings Ltd (c)	50,100	3,908,802
Wingstop Inc	14,300	3,710,993
Yum! Brands Inc	14,800	2,488,768
		190,278,463
Household Durables - 0.4%
DR Horton Inc	29,800	4,779,622
Garmin Ltd	116,000	29,328,280
Lennar Corp Class A	51,600	5,900,976
SharkNinja Inc (c)	253,500	31,147,545
Somnigroup International Inc	201,600	18,045,216
Toll Brothers Inc	41,900	6,588,356
		95,789,995
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	193,342	777,235
Specialty Retail - 2.0%
Carvana Co Class A (c)	68,900	23,023,624
Dick's Sporting Goods Inc	116,800	23,783,984
Fanatics Inc Class A (c)(d)(e)	180,405	15,754,769
Floor & Decor Holdings Inc Class A (c)	42,300	2,922,506
Home Depot Inc/The	290,777	110,704,619
Lowe's Cos Inc	95,173	25,179,921
Revolve Group Inc Class A (b)(c)	566,400	14,250,624
RH (c)	18,291	3,031,001
Ross Stores Inc	36,600	7,526,424
TJX Cos Inc/The	698,472	112,914,984
Wayfair Inc Class A (b)(c)	1,270,320	96,963,526
		436,055,982
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp (c)	495,718	58,132,850
Lululemon Athletica Inc (c)	167,458	31,008,198
NIKE Inc Class B	278,654	17,326,706
Tory Burch LLC Class A (c)(d)(e)(g)	248,840	9,279,244
VF Corp	167,500	3,252,850
		118,999,848
TOTAL CONSUMER DISCRETIONARY		2,316,497,562
Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc (c)	106,500	5,709,465
Coca-Cola Co/The	1,436,707	117,177,823
Constellation Brands Inc Class A	6,800	1,073,448
Keurig Dr Pepper Inc	566,371	17,149,714
Monster Beverage Corp (c)	179,170	15,283,201
PepsiCo Inc	76,964	13,063,869
		169,457,520
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	96,794	97,838,407
Dollar Tree Inc (c)	7,500	948,600
Kroger Co/The	110,040	7,509,130
Maplebear Inc (c)	17,545	658,113
Sprouts Farmers Market Inc (c)	55,100	4,070,237
Target Corp	54,463	6,197,345
Walmart Inc	103,800	13,281,210
		130,503,042
Food Products - 0.1%
Archer-Daniels-Midland Co	1,400	96,656
Bunge Global SA	43,254	5,218,595
Hershey Co/The	27,300	6,450,444
Mondelez International Inc	107,617	6,627,055
		18,392,750
Household Products - 0.1%
Church & Dwight Co Inc	51,721	5,423,464
Clorox Co/The	8,100	1,029,995
Colgate-Palmolive Co	81,491	8,079,018
Procter & Gamble Co/The	70,078	11,717,042
		26,249,519
Personal Care Products - 0.0%
Beauty Health Co/The (c)	497,028	516,909
Beauty Health Co/The Class A (b)(c)	842,098	875,782
Kenvue Inc	208,700	3,990,344
		5,383,035
Tobacco - 0.8%
JUUL Labs Inc Class A (c)(d)(e)	3,370,033	6,672,665
Philip Morris International Inc	845,200	157,908,716
		164,581,381
TOTAL CONSUMER STAPLES		514,567,247
Energy - 0.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	158,100	10,317,606
Halliburton Co	140,700	5,065,200
		15,382,806
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	5,800	719,664
EQT Corp (b)	183,700	11,282,854
Exxon Mobil Corp	22,100	3,370,250
Range Resources Corp	418,900	17,292,192
Valero Energy Corp	57,100	11,684,944
		44,349,904
TOTAL ENERGY		59,732,710
Financials - 3.0%
Banks - 0.5%
Bank of America Corp	727,717	36,262,138
JPMorgan Chase & Co	110,823	33,280,147
US Bancorp	92,300	5,045,118
Wells Fargo & Co	328,400	26,748,180
		101,335,583
Capital Markets - 0.5%
Blackrock Inc	21,597	22,962,578
Goldman Sachs Group Inc/The	26,950	23,165,412
Robinhood Markets Inc Class A (c)	719,300	54,558,905
		100,686,895
Consumer Finance - 0.0%
American Express Co	50,900	15,723,010
Figure Technology Solutions Inc Class A (b)	40,500	1,023,840
		16,746,850
Financial Services - 2.0%
Apollo Global Management Inc	88,800	9,288,480
Block Inc Class A (c)	30,385	1,935,525
Mastercard Inc Class A	321,349	166,204,916
PayPal Holdings Inc	143,227	6,618,520
Perceptive Capital Solutions Corp (d)(e)(h)	112,198	1,121,979
Toast Inc Class A (c)	445,500	12,166,605
Visa Inc Class A	704,212	225,446,430
		422,782,455
TOTAL FINANCIALS		641,551,783
Health Care - 10.3%
Biotechnology - 6.1%
AbbVie Inc	109,749	25,470,548
Absci Corp (b)(c)	1,903,033	5,214,310
Akouos Inc (c)(d)	200,563	38,106
Alnylam Pharmaceuticals Inc (c)	323,031	107,543,481
Amgen Inc	105,404	40,913,617
Antares Therapeutics Inc (d)	33,185	27,211
Apogee Therapeutics Inc (c)	493,826	34,567,820
ArriVent Biopharma Inc (c)	80,100	1,839,897
Arrowhead Pharmaceuticals Inc (b)(c)	543,318	34,375,730
aTyr Pharma Inc (b)(c)	1,200,366	1,152,111
Beam Therapeutics Inc (b)(c)	881,499	25,087,462
BeOne Medicines Ltd ADR (c)	155,339	49,240,910
Biogen Inc (c)	30,942	5,935,294
Biohaven Ltd (c)	38,300	441,216
Biomea Fusion Inc (b)(c)	804,702	1,102,442
Biomea Fusion Inc warrants 12/20/2026 (c)	213,800	8,310
Boundless Bio Inc (c)	233,616	270,995
CAMP4 Therapeutics Corp (e)	111,615	501,152
CAMP4 Therapeutics Corp (c)	89,423	401,509
Candel Therapeutics Inc (c)	477,840	2,508,660
Caris Life Sciences Inc (c)	308,141	6,205,960
Cibus Inc Class A (b)(c)	639,028	2,358,013
Crescent Biopharma Inc (c)(e)	165,200	1,997,268
Crescent Biopharma Inc (c)	69,195	836,568
Day One Biopharmaceuticals Inc (c)	202,500	2,146,500
Denali Therapeutics Inc (b)(c)	308,700	6,538,266
Deverra Therapeutics (c)(d)(e)	20,487	0
Dianthus Therapeutics Inc (c)	324,465	17,907,223
Disc Medicine Inc (c)	24,800	1,652,176
Dyne Therapeutics Inc (b)(c)	469,500	7,333,590
Eikon Therapeutics Inc (c)	111,500	1,536,470
Foghorn Therapeutics Inc (c)	327,312	1,859,132
Generate Biomedicines Inc (f)	261,621	3,309,506
Generate Biomedicines Inc	87,700	1,403,200
Ideaya Biosciences Inc (b)(c)	1,157,838	37,282,384
Immuneering Corp (b)(c)	758,905	3,786,936
Immunome Inc (b)(c)	1,224,497	26,767,504
Immunovant Inc (c)	1,202,359	33,341,415
Insmed Inc (c)	138,200	20,637,406
Ionis Pharmaceuticals Inc (c)	2,108,477	171,102,909
Jade Biosciences Inc	268,190	3,977,258
Krystal Biotech Inc (c)	200,900	55,376,076
Kymera Therapeutics Inc (c)	529,900	48,406,365
Moderna Inc (b)(c)	1,268,341	67,945,027
Natera Inc (c)	2,400	499,296
Nurix Therapeutics Inc (c)	135,600	2,165,532
Nuvalent Inc Class A (c)	362,125	36,918,644
Odyssey Therapeutics Inc warrants (c)(d)	450,319	526,873
ORIC Pharmaceuticals Inc (c)	53,408	718,338
Oruka Therapeutics Inc (c)	106,539	3,666,007
Oruka Therapeutics Inc (c)(e)	91,211	3,138,571
Praxis Precision Medicines Inc (c)	26,900	9,058,575
Recursion Pharmaceuticals Inc Class A (b)(c)	203,200	745,744
Regeneron Pharmaceuticals Inc	26,621	20,808,837
Revolution Medicines Inc (c)	611,402	62,375,232
Roivant Sciences Ltd (c)	5,557,200	160,825,368
Sana Biotechnology Inc (b)(c)	2,857,700	12,030,917
Scholar Rock Holding Corp (c)	1,047,540	46,374,596
Sigilon Therapeutics Inc rights (c)(d)	3,192	28,025
Spyre Therapeutics Inc (c)	591,812	25,453,834
Summit Therapeutics Inc (b)(c)	627,683	10,413,261
Taysha Gene Therapies Inc (c)	875,820	3,967,465
Tectonic Therapeutic Inc (b)(c)	191,822	4,498,226
UNITY Biotechnology Inc warrants 8/22/2027 (c)(d)	700,000	6
Upstream Bio Inc (c)	44,100	338,688
Vaxcyte Inc (c)	175,290	10,822,405
Vera Therapeutics Inc Class A (c)	126,982	5,179,596
Vertex Pharmaceuticals Inc (c)	38,593	19,174,160
		1,300,076,129
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	18,401	2,140,956
Blink Health LLC Class A1 (c)(d)(e)	28,770	1,002,059
Boston Scientific Corp (c)	106,700	8,199,895
Ceribell Inc (c)	50,400	940,968
Dexcom Inc (c)	64,284	4,720,374
GE HealthCare Technologies Inc	71,800	6,050,586
Inspire Medical Systems Inc (c)	3,850	248,364
Insulet Corp (c)	5,160	1,272,508
Intuitive Surgical Inc (c)	130,273	65,593,758
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	3,109	39,329
Medline Inc Class A	239,400	11,373,894
Novocure Ltd (c)	1,639,296	22,409,176
PROCEPT BioRobotics Corp (b)(c)	131,362	2,980,604
Saluda Medical Inc (e)(f)	84,572	625,931
Saluda Medical Inc depository receipt	509,349	376,977
		127,975,379
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	380,922	7,321,321
Blue Marlin Therapeutics, Inc. (d)	152	9,500
Cardinal Health Inc	35,400	8,114,742
Conformal Medical Inc (d)(e)	334,464	23,413
Conformal Medical Inc (d)(e)	334,464	6,689
Conformal Medical Inc (d)(e)	334,464	3,345
Conformal Medical Inc (d)(e)	334,464	3
CVS Health Corp	98,600	7,878,140
Guardant Health Inc (c)	9,000	845,100
HCA Healthcare Inc	32,000	16,950,400
McKesson Corp	22,200	21,919,614
Omada Health Inc	160,520	1,971,186
Scorpion Therapeutics Inc (d)(e)	526,726	179,087
Scorpion Therapeutics Inc (d)(e)	526,726	5
Scorpion Therapeutics Inc rights (c)(d)(e)	526,726	431,915
		65,654,460
Health Care Technology - 0.0%
HeartFlow Inc	122,521	2,837,586
Prognomiq Inc (c)(d)(e)	36,205	6,155
Wugen Inc warrants 8/22/2035 (c)(d)(e)	76,908	131,513
		2,975,254
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (c)	37,500	864,375
Danaher Corp	53,033	11,170,871
Repligen Corp (c)	5,300	682,269
Thermo Fisher Scientific Inc	51,000	26,576,610
		39,294,125
Pharmaceuticals - 3.2%
Adimab LLC (c)(d)(e)(g)	762,787	8,077,914
Adimab LLC (c)(d)(e)(g)	762,787	3,585,099
Amylyx Pharmaceuticals Inc (c)	86,700	1,315,239
Atea Pharmaceuticals Inc (c)	603,677	2,825,208
Bristol-Myers Squibb Co	72,865	4,544,590
Crinetics Pharmaceuticals Inc (c)	155,100	6,374,610
Eli Lilly & Co	493,600	519,262,264
Harmony Biosciences Holdings Inc (c)	143,723	4,101,854
LENZ Therapeutics Inc (b)(c)	362,100	4,884,729
Lexicon Pharmaceuticals Inc (b)(c)	3,409,693	5,012,249
Maze Therapeutics Inc (c)	17,500	797,825
Nektar Therapeutics (b)(c)	314,203	21,673,723
Nuvation Bio Inc Class A (c)	4,359,313	25,763,540
Ocular Therapeutix Inc (b)(c)	2,531,720	22,633,577
Optinose Inc (d)	103,948	0
Optinose Inc warrants 11/23/2027 (c)(d)	206,400	2
Pfizer Inc	9,000	248,850
Pfizer Inc rights (c)(d)	961,700	5,222,031
Rapport Therapeutics Inc (c)	526,534	15,285,282
Roche Holding AG non-voting shares	8,590	4,087,994
Roche Holding AG rights (c)(d)	858,559	1,433,793
Sienna Biopharmaceuticals Inc (c)(d)	589,618	6
Skyhawk Therapeutics Inc (c)(d)(e)	147,579	8,192,111
Skyhawk Therapeutics Inc rights 5/23/2028 (c)(d)	126,113	1
Structure Therapeutics Inc ADR (c)	59,100	3,722,118
Tarsus Pharmaceuticals Inc (c)	61,200	4,621,824
Trevi Therapeutics Inc (c)	100,200	1,194,384
VeraDermics Inc (b)	151,712	6,955,995
WaVe Life Sciences Ltd (c)	298,400	4,156,712
		685,973,524
TOTAL HEALTH CARE		2,221,948,871
Industrials - 4.5%
Aerospace & Defense - 2.4%
Anduril Industries Inc Class B (d)(e)	1,799	114,308
Anduril Industries Inc Class C (d)(e)	1	64
Beta Technologies Inc (f)	307,119	5,773,837
Beta Technologies Inc Class A (b)(c)	231,940	4,360,472
Boeing Co (c)	142,486	32,419,840
GE Aerospace	227,900	78,001,054
Lockheed Martin Corp	4,160	2,737,613
Space Exploration Technologies Corp (c)(d)(e)	757,873	399,088,343
		522,495,531
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	57,484	6,665,845
Construction & Engineering - 0.2%
Comfort Systems USA Inc	13,100	18,724,747
Fluor Corp (c)	81,300	4,252,803
Quanta Services Inc	25,500	14,358,540
		37,336,090
Electrical Equipment - 0.5%
Eaton Corp PLC	41,044	15,429,260
Emerson Electric Co	31,749	4,786,162
GE Vernova Inc	74,550	65,126,880
Vertiv Holdings Co Class A	87,600	22,328,364
		107,670,666
Ground Transportation - 0.3%
Lyft Inc Class A (c)	85,900	1,188,856
Old Dominion Freight Line Inc	33,500	6,802,175
Uber Technologies Inc (c)	697,904	52,635,920
Union Pacific Corp	2,100	556,458
		61,183,409
Industrial Conglomerates - 0.1%
3M Co	38,280	6,328,450
Honeywell International Inc	54,883	13,368,950
		19,697,400
Machinery - 0.3%
Caterpillar Inc	56,560	42,014,465
Deere & Co	19,900	12,531,229
Illinois Tool Works Inc	26,153	7,600,846
		62,146,540
Passenger Airlines - 0.7%
Alaska Air Group Inc (c)	172,600	8,906,159
Delta Air Lines Inc	527,190	34,636,383
JetBlue Airways Corp (c)	451,114	2,499,171
Southwest Airlines Co (b)	727,937	35,858,177
United Airlines Holdings Inc (c)	636,725	67,683,868
Wheels Up Experience Inc Class A rights (c)(d)	23,018	0
Wheels Up Experience Inc Stage 1 rights (c)(d)	23,018	0
Wheels Up Experience Inc Stage 3 rights (c)(d)	23,018	0
		149,583,758
Trading Companies & Distributors - 0.0%
EquipmentShare.com Inc Class A (b)(c)	61,600	1,787,631
TOTAL INDUSTRIALS		968,566,870
Information Technology - 46.7%
Communications Equipment - 3.6%
Arista Networks Inc (c)	239,428	31,963,638
Ciena Corp (c)	1,762,539	614,597,349
Lumentum Holdings Inc (c)	184,100	129,037,531
		775,598,518
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp (c)	450,190	116,567,697
Corning Inc	938,100	141,071,478
		257,639,175
IT Services - 0.7%
Akamai Technologies Inc (c)	86,300	8,491,057
Cloudflare Inc Class A (c)	616,481	106,151,863
CoreWeave Inc Class A (c)	33,982	2,703,608
Fastly Inc Class A (c)	314,800	6,018,976
IBM Corporation	27,695	6,652,616
Kyndryl Holdings Inc (c)	91,100	1,123,263
MongoDB Inc Class A (c)	9,841	3,232,473
Okta Inc Class A (c)	81,681	5,921,873
Snowflake Inc (c)	48,925	8,239,459
		148,535,188
Semiconductors & Semiconductor Equipment - 20.1%
Advanced Micro Devices Inc (c)	231,436	46,335,802
Applied Materials Inc	74,985	27,916,916
ARM Holdings PLC ADR (c)	8,100	1,032,345
Astera Labs Inc (c)	628,112	74,638,549
Broadcom Inc	1,186,250	379,066,188
Cirrus Logic Inc (c)	2,900	409,247
First Solar Inc (c)	14,650	2,888,980
GlobalFoundries Inc (c)	205,800	9,785,790
Impinj Inc (c)	242,900	29,794,114
Intel Corp (c)	147,400	6,722,914
KLA Corp	43,586	66,449,036
Lam Research Corp	164,400	38,451,516
Marvell Technology Inc	711,569	58,128,072
Micron Technology Inc	42,231	17,414,797
Monolithic Power Systems Inc	18,500	21,140,690
NVIDIA Corp	18,743,600	3,321,178,484
ON Semiconductor Corp (c)	218,200	14,505,936
QUALCOMM Inc	104,309	14,849,429
Silicon Laboratories Inc (c)	52,218	10,680,148
SiTime Corp (c)	230,435	91,685,478
Teradyne Inc	123,650	39,571,710
Texas Instruments Inc	59,194	12,555,639
		4,285,201,780
Software - 9.0%
Adobe Inc (c)	36,512	9,581,114
AppLovin Corp Class A (c)	334,500	145,430,565
Asapp Inc warrants 8/28/2028 (c)(d)(e)	250,984	125,492
Atlassian Corp Class A (c)	3,826	287,447
Autodesk Inc (c)	53,142	13,066,024
Canva Inc Class A (c)(d)(e)	2,888	3,889,530
Celestial AI Inc (d)(e)	341,035	10,231
Celestial AI Inc (d)(e)	341,035	3
Celestial AI Inc rights (c)(d)(e)	341,035	931,026
Celestial AI Inc rights (c)(d)(e)	341,035	716,174
Celestial AI Inc rights (c)(d)(e)	341,035	208,031
Circle Internet Group Inc Class A	33,121	2,763,616
Crowdstrike Holdings Inc Class A (c)	91,383	33,992,648
Datadog Inc Class A (c)	82,580	9,245,657
Docusign Inc (c)	5,000	225,350
Elastic NV (c)	1,894	98,620
Figma Inc Class A	90,129	2,648,891
HubSpot Inc (c)	18,667	4,937,608
Intuit Inc	60,494	24,743,861
Microsoft Corp	3,266,566	1,282,911,131
Netskope Inc Class A (b)(c)	44,800	483,840
Nutanix Inc Class A (c)	3,453,641	132,205,377
OpenAI Group Pbc Class A (d)(e)	4,800	3,330,720
Oracle Corp	973,404	141,532,942
Palantir Technologies Inc Class A (c)	153,700	21,086,103
Palo Alto Networks Inc (c)	23,100	3,440,052
Rubrik Inc Class A (c)	181,700	9,441,132
Salesforce Inc	21,049	4,100,135
Servicenow Inc (c)	346,550	37,430,866
Stripe LLC Class B (c)(d)(e)	43,500	2,740,500
Synopsys Inc (c)	3,600	1,490,400
Workday Inc Class A (c)	34,432	4,605,624
Zoom Communications Inc Class A (c)	371,003	27,431,962
Zscaler Inc (c)	118,965	17,486,665
		1,942,619,337
Technology Hardware, Storage & Peripherals - 12.1%
Apple Inc	6,113,828	1,615,151,082
Pure Storage Inc Class A (c)	4,392,009	282,054,818
Sandisk Corp/DE (c)	1,060,242	673,635,357
Western Digital Corp	133,000	37,200,100
		2,608,041,357
TOTAL INFORMATION TECHNOLOGY		10,017,635,355
Materials - 0.4%
Chemicals - 0.1%
Albemarle Corp	3,900	696,813
Corteva Inc	89,200	7,146,704
Farmers Business Network Inc (c)(d)	21,002	8,191
Farmers Business Network Inc warrants 9/27/2033 (c)(d)(e)	468,740	290,619
Mosaic Co/The	115,600	3,218,304
Solstice Advanced Materials Inc	12,620	990,796
		12,351,427
Construction Materials - 0.0%
James Hardie Industries PLC (c)	103,673	2,524,438
Containers & Packaging - 0.0%
Avery Dennison Corp	8,200	1,610,070
Smurfit Westrock PLC	7,100	333,770
		1,943,840
Metals & Mining - 0.3%
Freeport-McMoRan Inc	928,000	63,178,240
TOTAL MATERIALS		79,997,945
Real Estate - 0.1%
Health Care REITs - 0.0%
Welltower Inc	50,800	10,521,696
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (c)	40,200	5,935,932
Specialized REITs - 0.1%
American Tower Corp	47,698	9,151,338
Equinix Inc	3,000	2,922,780
		12,074,118
TOTAL REAL ESTATE		28,531,746
TOTAL UNITED STATES		19,522,589,904
TOTAL COMMON STOCKS (Cost $6,605,733,180)		20,365,129,830

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	857,900	3,676,187
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	25,455	109,077
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(j)	1,672,840	2,899,367
TOTAL CONSUMER DISCRETIONARY		6,684,631
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	1,432,300	1,431,727
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(e)	575,997	663,433
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(e)(i)	408,689	426,140
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	397,271	519,114
TOTAL HEALTH CARE		1,608,687
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	12,651	3,048
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(e)	1,137,388	1,346,098
TOTAL INFORMATION TECHNOLOGY		1,349,146
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (d)(e)	619,909	296,007
TOTAL UNITED STATES		11,370,198
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,321,528)		11,370,198

Convertible Preferred Stocks - 3.4%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (c)(d)(e)	129,534	1,500,004
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)(e)	24,600	1,812,036
TOTAL CANADA		3,312,040
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	84,766	20,805,815
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	13,569	2,678,655
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (c)(d)(e)	225,686	13,739,764
Oura Health Oy Series E (d)(e)	515,314	31,372,316

TOTAL FINLAND		45,112,080
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (c)(d)(e)	4	72
DNA Script SAS Series C (c)(d)(e)	2,060	361,828

TOTAL FRANCE		361,900
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (e)	141	185,490
Valuedrive Technologies Pvt Ltd Series B (e)	284	373,612
Valuedrive Technologies Pvt Ltd Series G (d)(e)	1,820,500	755,866

TOTAL INDIA		1,314,968
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (c)(d)(e)	1,613,647	1,210,235
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)(e)	134,000	1,156,420
Element Labs Inc Series B (d)(e)	145,400	1,385,662
TOTAL INDUSTRIALS		2,542,082
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	167,386	251,079
Xsight Labs Ltd Series F (d)(e)	218,894	919,355
TOTAL INFORMATION TECHNOLOGY		1,170,434
TOTAL ISRAEL		4,922,751
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (c)(d)(e)	760,965	1,750,220
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (d)(e)	4,700	6,064,645
TOTAL UNITED KINGDOM		7,814,865
UNITED STATES - 3.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (c)(d)(e)	5,678,726	519,036
Rad Power Bikes Inc Series A (c)(d)(e)	32,487	0
Rad Power Bikes Inc Series C (c)(d)(e)	127,831	1
Rad Power Bikes Inc Series D (c)(d)(e)	215,900	2
Waymo LLC Series A2 (c)(d)(e)	10,731	1,810,642
Waymo LLC Series C2 (c)(d)(e)	6,310	1,036,859
		3,366,540
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (c)(d)(e)	14,000	343,672
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (c)(d)(e)	190,858	622,197
Freenome Holdings Inc Series D (c)(d)(e)	91,538	298,414
Laronde Inc Series B (c)(d)(e)	66,432	1,415,666
		2,336,277
TOTAL CONSUMER DISCRETIONARY		6,046,489
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	26,833	1,066,343
GoBrands Inc Series H (c)(d)(e)	21,372	1,090,614
		2,156,957
Food Products - 0.0%
AgBiome LLC Series C (c)(d)(e)	338,565	3
AgBiome LLC Series D (c)(d)(e)	126,371	1,264
		1,267
Tobacco - 0.0%
JUUL Labs Inc Series E (c)(d)(e)	6,648	13,163
TOTAL CONSUMER STAPLES		2,171,387
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(d)(e)	100,800	1,247,904
Paragon Biosciences Emalex Capital Inc Series B (c)(d)(e)	198,234	1,819,788
Paragon Biosciences Emalex Capital Inc Series C (c)(d)(e)	115,792	1,079,181
Paragon Biosciences Emalex Capital Inc Series D-3 (d)(e)	68,366	702,802
Paragon Biosciences Emalex Capital Inc Series D1 (c)(d)(e)	238,444	2,231,836
Paragon Biosciences Emalex Capital Inc Series D2 (c)(d)(e)	44,427	389,181
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	40,678	2,474,036
Tenstorrent Holdings Inc Series D1 (c)(d)(e)	41,795	2,709,570
Tenstorrent Holdings Inc Series D2 (c)(d)(e)	11,638	725,513
TOTAL FINANCIALS		13,379,811
Health Care - 0.4%
Biotechnology - 0.2%
Altos Labs Inc Series B (c)(d)(e)	122,084	3,054,542
Altos Labs Inc Series C (c)(d)(e)	26,465	662,154
Ankyra Therapeutics Series B (c)(d)(e)	257,347	1,425,702
Asimov Inc Series B (c)(d)(e)	15,783	407,675
Bright Peak Therapeutics Inc. Series B (c)(d)(e)	239,403	272,919
Bright Peak Therapeutics Inc. Series C (c)(d)(e)	613,036	545,602
Cardurion Pharmaceuticals Inc Series B (c)(d)(e)	292,510	1,556,153
Castle Creek Biosciences Inc Series B (c)(d)(e)	4,910	1,064,930
Castle Creek Biosciences Inc Series C (c)(d)(e)	2,570	655,813
Castle Creek Biosciences Inc Series D1 (c)(d)(e)	4,460	1,002,608
Castle Creek Biosciences Inc Series D2 (c)(d)(e)	1,412	283,204
CELLANOME Inc Series B (c)(d)(e)	274,637	2,046,046
City Therapeutics Inc Series A (c)(d)(e)	196,252	2,025,321
Cleerly Inc Series C (c)(d)(e)	272,438	3,410,924
Element Biosciences Inc Series B (c)(d)(e)	250,956	1,799,355
Element Biosciences Inc Series C (c)(d)(e)	101,911	1,139,365
Element Biosciences Inc Series D (c)(d)(e)	52,404	394,602
Element Biosciences Inc Series D1 (c)(d)(e)	52,404	394,602
ElevateBio LLC Series C (c)(d)(e)	332,500	674,975
Genesis Therapeutics Inc Series D (c)(d)(e)	402,516	2,109,184
Intarcia Therapeutics Inc Series EE (c)(d)(e)	116,544	0
Kardigan Inc Series B (d)(e)	125,471	2,681,315
LifeMine Therapeutics Inc Series C (c)(d)(e)	1,780,790	2,101,332
National Resilience LLC Series B (c)(d)(e)	251,448	998,249
National Resilience LLC Series C (c)(d)(e)	44,850	328,750
Neurona Therapeutics Inc Series F (d)(e)	887,600	2,085,860
Odyssey Therapeutics Inc Series B (c)(d)(e)	468,023	641,192
Odyssey Therapeutics Inc Series C (c)(d)(e)	215,628	286,785
Odyssey Therapeutics Inc Series D (d)(e)	1,501,065	2,191,555
Parabilis Medicines Inc Series D (c)(d)(e)	247,595	1,829,727
Parabilis Medicines Inc Series E (c)(d)(e)	114,541	624,248
Parabilis Medicines Inc Series F (d)(e)	435,600	2,687,653
Sonoma Biotherapeutics Inc Series B (c)(d)(e)	481,325	774,933
Sonoma Biotherapeutics Inc Series B1 (c)(d)(e)	256,702	505,703
T-Knife Therapeutics Inc Series B (c)(d)(e)	199,356	139,549
Treeline Biosciences Series A (c)(d)(e)	289,700	2,447,965
Treeline Biosciences Series A1 (c)(d)(e)	143,637	1,242,460
Triveni Bio Inc Series B (c)(d)(e)	1,221,168	1,392,132
		47,885,084
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (c)(d)(e)	197,068	6,863,879
Blink Health LLC Series C1 (c)(d)(e)	84,687	2,949,648
Blink Health LLC Series D (c)(d)(e)	63,464	2,210,451
Kardium Inc/US Series D-6 (d)(e)	1,587,513	1,460,512
Kardium Inc/US Series D-6 (d)(e)	1,136,853	1,307,381
Kardium Inc/US Series D-7 (d)(e)	2,289,616	1,305,081
Kardium Inc/US Series D-7 (d)(e)	501,124	285,641
Kardium Inc/US Series D-7 (d)(e)	104,260	59,428
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	53,171	1,782,823
		18,224,844
Health Care Technology - 0.0%
Aledade Inc Series B1 (c)(d)(e)	22,992	621,704
Aledade Inc Series E1 (c)(d)(e)	17,916	484,448
Candid Therapeutics Series B (c)(d)(e)	922,295	1,115,977
Wugen Inc Series B (c)(d)(e)	96,718	149,913
Wugen Inc Series C (d)(e)	1,195,000	2,055,400
		4,427,442
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (c)(d)(e)	1,018,908	733,614
Galvanize Therapeutics Series C-1 (d)(e)	1,322,903	595,306
Kartos Therapeutics Inc Series C (c)(d)(e)	314,398	1,829,796
Kartos Therapeutics Inc Series D (c)(d)(e)	105,952	616,641
Mentari Therapeutics Inc Series A (d)(e)	531,681	824,106
Mirador Therapeutics Inc Series A (c)(d)(e)	694,131	2,471,106
Mirador Therapeutics Inc Series B (d)(e)	1,229,919	4,452,307
		11,522,876
TOTAL HEALTH CARE		82,060,246
Industrials - 1.4%
Aerospace & Defense - 1.4%
Anduril Industries Inc Series F (c)(d)(e)	67,505	4,289,268
Anduril Industries Inc Series G (d)(e)	16,600	1,054,764
Space Exploration Technologies Corp Series G (c)(d)(e)	53,937	284,026,848
		289,370,880
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (c)(d)(e)	44,809	2,520,954
Zipline International Inc Series H (d)(e)	77,100	4,337,646
		6,858,600
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	289,000	1,800,470
TOTAL INDUSTRIALS		298,029,950
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.6%
Cerebras Systems Inc Series G (d)(e)	678,900	60,435,679
Enevate Corp Series E (c)(d)(e)	814,561	48,874
Menlo Microsystems Inc Series C (c)(d)(e)	959,784	527,881
Vast Data Ltd Series A (c)(d)(e)	87,399	5,175,769
Vast Data Ltd Series A1 (c)(d)(e)	215,119	12,739,347
Vast Data Ltd Series A2 (c)(d)(e)	247,456	14,654,344
Vast Data Ltd Series B (c)(d)(e)	196,904	11,660,655
Vast Data Ltd Series C (c)(d)(e)	5,740	339,923
Vast Data Ltd Series E (c)(d)(e)	188,154	11,142,480
		116,724,952
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (c)(d)(e)	43,548	1,250,263
Alif Semiconductor Series D (d)(e)	67,900	2,063,481
Danger Devices Inc Series B (d)(e)	984,000	895,440
Retym Inc Series C (c)(d)(e)	202,413	2,113,192
Retym Inc Series D (c)(d)(e)	50,214	552,856
SiMa Technologies Inc Series B (c)(d)(e)	338,113	2,211,259
SiMa Technologies Inc Series B1 (c)(d)(e)	22,648	171,898
		9,258,389
Software - 0.4%
Anthropic PBC Series D (c)(d)(e)	65,931	18,046,633
Anthropic PBC Series E (c)(d)(e)	11,600	3,006,024
Anthropic PBC Series F (d)(e)	17,900	4,638,606
Asapp Inc Series D (c)(d)(e)	437,448	323,712
Canva Inc Series A2 (c)(d)(e)	168	226,260
Canvas Inc Series A (c)(d)(e)	924	1,244,434
Crusoe Energy Systems LLC Series D (c)(d)(e)	66,580	7,190,640
Crusoe Energy Systems LLC Series E (d)(e)	7,844	847,152
Databricks Inc Series G (c)(d)(e)	53,226	9,564,712
Databricks Inc Series H (c)(d)(e)	56,454	10,144,784
Databricks Inc Series J (c)(d)(e)	21,183	3,806,585
Databricks Inc Series K (d)(e)	10,500	1,886,850
Databricks Inc Series L (d)(e)	5,000	898,500
Dataminr Inc Series D, 8% (c)(d)(e)	442,241	2,556,153
Density Ai Inc (d)(e)	623,000	928,270
Evozyne Inc Series A (c)(d)(e)	101,400	1,669,044
Evozyne Inc Series B (c)(d)(e)	63,838	1,082,054
Lyte Ai Inc Series B (c)(d)(e)	178,058	1,899,879
OpenAI Group Pbc Series A-3 (d)(e)	8,320	5,773,248
Physical Intelligence Inc Series B (d)(e)	11,100	3,013,539
Skyryse Inc Series B (c)(d)(e)	117,170	3,065,168
Skyryse Inc Series C (d)(e)	77,500	2,094,825
Skyryse Inc Series C-1 (d)(e)	8,734	229,005
Stripe LLC Series H (c)(d)(e)	19,200	1,209,600
		85,345,677
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (c)(d)(e)	121,541	6,627,631
Lightmatter Inc Series C2 (c)(d)(e)	19,091	1,069,668
Lightmatter Inc Series D (c)(d)(e)	112,461	8,065,703
		15,763,002
TOTAL INFORMATION TECHNOLOGY		227,092,020
Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (c)(d)(e)	15,988	6,235
Manus Bio Inc Series One-5 (d)(e)	134,553	448,061
Manus Bio Inc Series One-6 (d)(e)	187,183	623,320
		1,077,616
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (c)(d)(e)	355,446	11,029,490
TOTAL MATERIALS		12,107,106
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (c)(d)(e)	16,253	775,918
Redwood Materials Series D (c)(d)(e)	6,752	322,340
Redwood Materials Series E (d)(e)	1,185	56,572
TOTAL UTILITIES		1,154,830
TOTAL UNITED STATES		642,041,839
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $343,248,994)		728,364,913

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (c)(d)(e)	13,511	3,050,108
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (c)(d)(e)	219,824	2
TOTAL UNITED STATES		3,050,110
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,760,543)		3,050,110

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(k)	2,237,248	2,226,062
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	181,375	40,978
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (d)(e)(l)	614,446	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(k)	47,705	3,792
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	384,897	511,096
SiMa Technologies Inc 7.5% 12/31/2027 (d)(e)	387,500	469,258
		980,354
TOTAL INFORMATION TECHNOLOGY		984,146
TOTAL UNITED STATES		1,025,124
TOTAL PREFERRED SECURITIES (Cost $3,853,171)		3,251,186

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	3.70	54,560,135	54,571,047
Fidelity Securities Lending Cash Central Fund (m)(n)	3.69	104,893,085	104,903,575
TOTAL MONEY MARKET FUNDS (Cost $159,474,622)			159,474,622

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $7,124,392,038)	21,270,640,859
NET OTHER ASSETS (LIABILITIES) - 0.9%	200,492,810
NET ASSETS - 100.0%	21,471,133,669

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	745	3/2026	256,615,250	325,351

The notional amount of long futures as a percentage of Net Assets is 1.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,232,190,196 or 5.7% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $27,171,489 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Non-income producing - Security is in default.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $801,971.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	8,796,986

Adimab LLC	9/17/2014 - 6/5/2015	2,958,047

AgBiome LLC Series C	6/29/2018	2,144,369

AgBiome LLC Series D	9/3/2021	704,351

Akeana Series C	1/23/2024	1,286,289

Aledade Inc Series B1	5/7/2021	880,380

Aledade Inc Series E1	5/20/2022	892,475

Alif Semiconductor Series C	3/8/2022	883,961

Alif Semiconductor Series D	4/11/2025	1,834,461

Altos Labs Inc Series B	7/22/2022	2,337,713

Altos Labs Inc Series C	3/15/2024	662,218

Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	1,467,330

Anduril Industries Inc Series G	4/17/2025	678,654

Ankyra Therapeutics Series B	8/26/2021	1,449,327

Ant International Co Ltd Class C	5/16/2018	2,173,201

Anthropic PBC Series D	5/31/2024	1,978,227

Anthropic PBC Series E	2/14/2025	650,603

Anthropic PBC Series F	8/18/2025	2,523,320

Asapp Inc Series D	8/29/2023	1,689,205

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,462,779

Bending Spoons SpA Class C	10/9/2025	1,296,977

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	910,758

Blink Health LLC Series C	11/7/2019 - 7/14/2021	7,523,268

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	3,290,001

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,665,488

Bolt Technology OU Series E	1/3/2022	3,525,179

Bright Peak Therapeutics Inc. Series B	5/14/2021	935,108

Bright Peak Therapeutics Inc. Series C	5/7/2024	694,876

Bytedance Ltd Series E1	11/18/2020	9,288,165

CAMP4 Therapeutics Corp	9/9/2025	170,771

Candid Therapeutics Series B	8/27/2024	1,106,754

Canva Inc Class A	3/18/2024 - 11/12/2025	4,123,579

Canva Inc Series A2	9/22/2023	179,198

Canvas Inc Series A	9/22/2023	985,595

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,432,597

Castle Creek Biosciences Inc Series A4	9/29/2016	4,471,547

Castle Creek Biosciences Inc Series B	10/9/2018	2,022,184

Castle Creek Biosciences Inc Series C	12/9/2019	1,058,455

Castle Creek Biosciences Inc Series D1	4/19/2022	959,034

Castle Creek Biosciences Inc Series D2	6/28/2021	242,099

Celestial AI Inc	2/25/2025	0

Celestial AI Inc	2/25/2025	8,767

Celestial AI Inc rights	2/25/2025	545,342

Celestial AI Inc rights	2/25/2025	709,728

Celestial AI Inc rights	2/25/2025	159,167

CELLANOME Inc Series B	1/8/2024	2,057,031

Cerebras Systems Inc Series G	9/19/2025	24,598,176

City Therapeutics Inc Series A	4/17/2024	1,968,309

Cleerly Inc Series C	7/8/2022	3,209,483

Conformal Medical Inc	2/18/2026	23,413

Conformal Medical Inc	2/18/2026	3

Conformal Medical Inc	2/18/2026	3,345

Conformal Medical Inc	2/18/2026	6,689

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	2,206,317

Crusoe Energy Systems LLC Series D	12/10/2024	1,942,261

Crusoe Energy Systems LLC Series E	10/8/2025	658,961

Danger Devices Inc Series B	3/5/2025	886,091

Databricks Inc Series G	2/1/2021	3,146,861

Databricks Inc Series H	8/31/2021	4,148,473

Databricks Inc Series J	12/17/2024	1,959,428

Databricks Inc Series K	9/8/2025	1,575,000

Databricks Inc Series L	12/18/2025	950,000

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	5,638,573

Deep Genomics Inc Series C	7/21/2021	1,878,398

Density Ai Inc	12/5/2025	928,261

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	8,530,704

Discord Inc Series I	9/15/2021	770,874

DNA Script SAS	12/17/2021	68,063

DNA Script SAS	12/17/2021	259,441

DNA Script SAS Series B	12/17/2021	3,203

DNA Script SAS Series C	10/1/2021	1,791,891

Element Biosciences Inc Series B	12/13/2019	1,315,160

Element Biosciences Inc Series C	6/21/2021	2,094,954

Element Biosciences Inc Series D	6/28/2024	411,020

Element Biosciences Inc Series D1	6/28/2024	411,020

Element Labs Inc Series A	2/11/2025	494,272

Element Labs Inc Series B	6/27/2025	1,276,452

ElevateBio LLC Series C	3/9/2021	1,394,838

Empower Semiconductor Inc Series D	6/27/2025	2,319,456

Enevate Corp 10% 5/12/2199	11/12/2024	12,650

Enevate Corp 6%	11/2/2023 - 10/31/2025	47,705

Enevate Corp Series E	1/29/2021	903,092

Epic Games Inc	7/13/2020 - 7/30/2020	6,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 12/31/2025	1,137,388

Evozyne Inc Series A	4/9/2021	2,278,458

Evozyne Inc Series B	9/14/2023	988,851

Fanatics Inc Class A	8/13/2020 - 10/24/2022	6,002,415

Faraday Pharmaceuticals Inc Series B	12/30/2019	288,996

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	619,909

Farmers Business Network Inc Series G	9/15/2021	993,779

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Holdings Inc Series C	8/14/2020	1,262,201

Freenome Holdings Inc Series D	11/22/2021	690,407

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	507,593

Galvanize Therapeutics Series B	3/29/2022	1,764,020

Galvanize Therapeutics Series C-1	7/7/2025	582,077

Genesis Therapeutics Inc Series D	8/10/2023	2,055,891

GoBrands Inc Series G	3/2/2021	6,700,664

GoBrands Inc Series H	7/22/2021	8,302,821

InSightec Ltd Series G	6/17/2024	1,432,596

Intarcia Therapeutics Inc 6%	2/26/2019	614,446

Intarcia Therapeutics Inc Series EE	9/2/2016	6,992,641

JUUL Labs Inc Class A	7/6/2018 - 11/4/2025	4,947,815

JUUL Labs Inc Series E	7/6/2018	196,006

Kardigan Inc Series B	10/9/2025	2,680,698

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 12/31/2025	646,803

Kardium Inc/US Series D-6	12/30/2020	1,154,861

Kardium Inc/US Series D-6	12/30/2020	1,612,660

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	1,031,279

Kardium Inc/US Series D-7	8/6/2024	16,219

Kardium Inc/US Series D-7	8/6/2024	243,261

Kartos Therapeutics Inc Series C	8/22/2023	1,777,292

Kartos Therapeutics Inc Series D	2/26/2025	598,947

Laronde Inc Series B	8/13/2021	1,860,096

LifeMine Therapeutics Inc Series C	2/15/2022	3,626,739

Lightmatter Inc Series C1	5/19/2023	2,000,176

Lightmatter Inc Series C2	12/18/2023	496,400

Lightmatter Inc Series D	10/11/2024	9,022,803

Lyte Ai Inc Series B	8/13/2024	2,258,862

Manus Bio Inc Series One-5	11/13/2020	1,411,367

Manus Bio Inc Series One-6	3/30/2021	1,963,412

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,772,386

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	1,272,194

Mentari Therapeutics Inc Series A	9/18/2025	729,626

Mirador Therapeutics Inc Series A	3/19/2024	2,082,393

Mirador Therapeutics Inc Series B	7/31/2025	4,058,733

National Resilience LLC Series B	12/1/2020	3,434,780

National Resilience LLC Series C	6/28/2021	1,991,788

Neurona Therapeutics Inc Series F	3/28/2025	1,828,456

Neutron Holdings Inc	2/4/2021	4,384

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	857,900

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	25,455

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	1,672,841

Neutron Holdings Inc Series 1D	1/25/2019	1,377,091

NScale Global Holdings Ltd Series B	9/25/2025	1,785,436

Odyssey Therapeutics Inc Series B	9/30/2022	2,955,959

Odyssey Therapeutics Inc Series C	10/25/2023	1,078,140

Odyssey Therapeutics Inc Series D	6/16/2025	2,259,058

OpenAI Group Pbc Class A	9/3/2025	2,064,000

OpenAI Group Pbc Series A-3	8/4/2025	2,553,100

Oruka Therapeutics Inc	9/17/2025	1,368,165

Oura Health Oy Series D	12/18/2024	5,797,873

Oura Health Oy Series E	9/24/2025	27,605,371

Parabilis Medicines Inc Series D	11/17/2022	2,664,890

Parabilis Medicines Inc Series E	2/29/2024	713,372

Parabilis Medicines Inc Series F	1/6/2026	2,685,213

Paragon Biosciences Emalex Capital Inc Series B	9/18/2019	2,020,004

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,238,974

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	945,502

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	2,582,349

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	382,943

Perceptive Capital Solutions Corp	12/5/2025	1,121,980

Physical Intelligence Inc Series B	10/24/2025	3,014,308

Prognomiq Inc	8/20/2020 - 2/16/2022	708,069

Quell Therapeutics Ltd Series B	11/24/2021	1,438,224

Rad Power Bikes Inc	1/21/2021	1,202,019

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	181,375

Rad Power Bikes Inc Series A	1/21/2021	156,712

Rad Power Bikes Inc Series C	1/21/2021	616,636

Rad Power Bikes Inc Series D	9/17/2021	2,069,143

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	770,449

Redwood Materials Series D	6/2/2023	322,313

Redwood Materials Series E	10/20/2025	56,566

Retym Inc Series C	5/17/2023 - 6/20/2023	1,575,137

Retym Inc Series D	1/29/2025	531,616

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	4,128,110

Saluda Medical Inc	1/20/2022 - 10/30/2025	4,160,426

Scorpion Therapeutics Inc	3/5/2025	173,820

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	289,699

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	384,897

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	387,500

SiMa Technologies Inc Series B	5/10/2021	1,733,641

SiMa Technologies Inc Series B1	4/25/2022	160,594

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	5,406,904

Skyryse Inc Series B	10/21/2021	2,891,752

Skyryse Inc Series C	9/16/2025 - 11/21/2025	2,094,376

Skyryse Inc Series C-1	8/13/2024	177,030

Sonoma Biotherapeutics Inc Series B	7/26/2021	951,243

Sonoma Biotherapeutics Inc Series B1	7/26/2021	760,993

Space Exploration Technologies Corp	10/16/2015 - 12/19/2025	29,385,926

Space Exploration Technologies Corp Series G	1/20/2015	4,177,960

Stripe LLC Class B	5/18/2021	1,745,585

Stripe LLC Series H	3/15/2021	770,400

T-Knife Therapeutics Inc Series B	6/30/2021	1,150,045

Taalas Inc 0%	12/23/2025	2,237,248

Taalas Inc Series B	2/19/2025	1,350,870

Taalas Inc warrants	12/23/2025	451,752

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,432,300

Tenstorrent Holdings Inc Series C1	4/23/2021	2,418,540

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	3,294,552

Tenstorrent Holdings Inc Series D2	7/17/2024	884,255

Tory Burch LLC Class A	5/14/2015	17,612,190

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,267,627

Treeline Biosciences Series A1	10/27/2022	1,236,757

Triveni Bio Inc Series B	9/19/2024	1,277,830

Tubulis GmbH	12/11/2025	683,392

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	186,374

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	375,394

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	759,471

Vast Data Ltd Series A	11/28/2023	961,389

Vast Data Ltd Series A1	11/28/2023	2,366,309

Vast Data Ltd Series A2	11/28/2023	2,722,016

Vast Data Ltd Series B	11/28/2023	2,165,944

Vast Data Ltd Series C	11/28/2023	63,140

Vast Data Ltd Series E	11/28/2023	4,139,388

Waymo LLC Series A2	5/8/2020	921,441

Waymo LLC Series C2	10/18/2024	493,450

Wugen Inc 0% 12/31/2199	6/14/2024	408,689

Wugen Inc Series B	7/9/2021	750,038

Wugen Inc Series C	8/22/2025 - 2/17/2026	2,118,604

Wugen Inc warrants 8/22/2035	8/22/2025	0

Xsight Labs Ltd Series D	2/16/2021	1,338,419

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,013,482

Zipline International Inc Series G	6/7/2024	1,879,572

Zipline International Inc Series H	12/3/2025	4,337,974

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
AgomAb Therapeutics NV	8/5/2026

Beta Technologies Inc	5/4/2026

Generate Biomedicines Inc	8/26/2026

Meesho	6/10/2026

Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,226,063	662,229,371	645,909,375	603,316	24,988	-	54,571,047	54,560,135	0.1%
Fidelity Securities Lending Cash Central Fund	163,587,103	321,804,784	380,493,316	278,423	5,004	-	104,903,575	104,893,085	0.3%
Total	201,813,166	984,034,155	1,026,402,691	881,739	29,992	-	159,474,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.